SHAREHOLDERS' EQUITY - Income reserves (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Legal Reserve
SHAREHOLDERS' EQUITY
Percentage of remaining balance of net income	5.00%
Percentage of limited balance of share capital	20.00%
Percentage of limited legal reserve plus capital reserve of share capital	30.00%
Reserve balance	R$ 235,019
Legal Reserve | Maximum
SHAREHOLDERS' EQUITY
Percentage of limited balance of share capital	20.00%
Reserve for capital increase
SHAREHOLDERS' EQUITY
Percentage of limited balance of share capital	80.00%
Reserve balance	R$ 2,513,663	R$ 0
Reserve for capital increase | Maximum
SHAREHOLDERS' EQUITY
Percentage of remaining balance of net income	90.00%
Percentage of limited balance of share capital	80.00%
Special statutory reserve
SHAREHOLDERS' EQUITY
Reserve balance	R$ 279,295	0
Special statutory reserve | Maximum
SHAREHOLDERS' EQUITY
Percentage of remaining balance of net income	10.00%
Percentage of limited balance of share capital	20.00%
Tax incentives
SHAREHOLDERS' EQUITY
Reserve balance	R$ 812,909	R$ 0
Capital reserves
SHAREHOLDERS' EQUITY
Reserve balance	R$ 0